Marketable Securities (Details) - Schedule of investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Marketable Securities (Details) - Schedule of investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values [Line Items]
Fair value	$ 2,147	$ 60,305
Unrealized losses	(1)	(130)
Fair value		3,801
Unrealized losses		(1)
Fair value	2,147	64,106
Unrealized losses	(1)	(131)
Corporate debentures [Member]
Marketable Securities (Details) - Schedule of investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values [Line Items]
Fair value	2,147	57,753
Unrealized losses	(1)	(127)
Fair value		3,801
Unrealized losses		(1)
Fair value	2,147	61,554
Unrealized losses	$ (1)	(128)
Government debentures [Member]
Marketable Securities (Details) - Schedule of investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values [Line Items]
Fair value		2,552
Unrealized losses		(3)
Fair value
Unrealized losses
Fair value		2,552
Unrealized losses		$ (3)